PROMISSORY NOTE TO RELATED PARTIES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Promissory Note	$ 0	$ 591,170	$ 487,790
Related Party [Member]
Promissory Note	$ 0	$ 591,170